CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 396,295		$ 172,854
Total current assets	510,878		172,854
Total assets	288,026,701		209,896
Current Liabilities
Accrued expenses	208,913		1,000
Total current liabilities	208,913		186,000
Long-Term Liabilities
Total liabilities	18,646,412		186,000
Commitments
Stockholders' Deficit
Additional paid-in capital			24,281
Accumulated deficit	(18,120,430)		(1,104)
Total stockholders' deficit	(18,119,711)		23,896		$ 0
Total liabilities, convertible preferred stock, and stockholders' deficit	$ 288,026,701		209,896
ENERGY VAULT HOLDINGS, INC
Current Assets
Cash and cash equivalents		$ 116,290,730	10,051,151			$ 14,659,712
Prepaid expenses and other current assets		2,033,044	749,922			424,950
Total current assets		118,404,789	10,801,073			15,084,662
Inventory, Long-Term			14,629,896			7,492,209
Property and Equipment, net		12,006,392	2,825,759			1,242,596
Right of Use Assets, net		1,154,500	1,356,523			1,613,718
Loans Receivable From Related Party			406,536			389,793
Other Assets		339,263	363,029			338,012
Derivative Asset-Series B Preferred Stock Tranche Rights						12,527,000
Total assets		132,083,310	30,382,816			38,687,990
Current Liabilities
Accounts payable		1,900,325	2,057,518			1,101,396
Accrued expenses		1,052,970	1,417,491			801,428
Long-term finance leases, current portion		47,493	30,133			27,013
Long-term operating leases, current portion		461,523	394,262			368,363
Derivative liability-Series B Preferred Stock Tranche Rights						604,000
Total current liabilities		3,462,311	3,899,404			2,902,200
Long-Term Liabilities
Deferred pension obligation		552,080	833,487			568,389
Deferred revenue		1,500,000	1,500,000			1,500,000
Long-term finance leases		41,475	63,152			85,151
Long-term operating leases		726,961	875,997			1,147,879
Notes payable, net of current portion			795,667
Total long-term liabilities		2,820,516	4,068,303			3,301,419
Total liabilities		6,282,827	7,967,707			6,203,619
Commitments
Convertible Preferred Stock, $0.0001 par value; 13,191,776 shares authorized, 9,419,740 shares issued and outstanding at December 31, 2020; 8,338,666 shares authorized, issued and outstanding at December 31, 2019; liquidation preference of $49,028,024 and $33,345,154 as of December 31, 2020 and 2019, respectively		182,856,927	62,041,682			46,533,769
Stockholders' Deficit
Common stock, $0.0001 par value; 17,800,000 shares authorized, 2,148,210 shares issued and outstanding at December 31, 2020; 13,000,000 shares authorized, 2,148,210 shares issuance and outstanding at December 31, 2019		303	215			215
Additional paid-in capital		660,666	98,499			70,355
Accumulated deficit		(56,216,893)	(37,627,611)			(13,456,610)
Accumulated other comprehensive loss		(1,500,520)	(2,097,676)			(663,358)
Total stockholders' deficit		(57,056,444)	(39,626,573)	$ (28,259,844)		(14,049,398)	$ (3,501,643)
Total liabilities, convertible preferred stock, and stockholders' deficit		$ 132,083,310	$ 30,382,816			$ 38,687,990